Note Employee benefits (Plans target allocation by asset category) (Detail)	Dec. 31, 2017
Popular Related Securities [Member] | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Plan Assets Target Allocation Percentage	5.00%
Popular Related Securities [Member] | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Plan Assets Target Allocation Percentage	0.00%
Equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Plan Assets Target Allocation Percentage	70.00%
Equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Plan Assets Target Allocation Percentage	0.00%
Debt Securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Plan Assets Target Allocation Percentage	100.00%
Debt Securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Plan Assets Target Allocation Percentage	0.00%
Cash and Cash Equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Plan Assets Target Allocation Percentage	100.00%
Cash and Cash Equivalents | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Plan Assets Target Allocation Percentage	0.00%